LEASES (Tables)	12 Months Ended
Dec. 31, 2022
GENERAL
Schedule of amounts recognized for leases

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?	?	?	?
?	?
?	December 31,
?	2022	?	2021
?	U.S dollars in thousands
Right-of-use assets:	?	?	?
Properties	5,630		1,986
Vehicles	1,062		1,665
?	6,692		3,651
Lease liabilities:
Current	1,032	?	1,618
Non-current	6,443		2,574
?	7,475		4,192

Additions to the right-of-use assets and lease liabilities during 2022 and 2021 were $5.6 million and $0.4 million, respectively. In 2022 a $0.5 million decrease in lease liabilities (and a corresponding decrease in right-of-use assets) was recorded as a result of early termination of leases.

	?	?	?
Amounts recognized in the consolidated statements of comprehensive loss:		?	?
?	Year Ended December 31,
?	2022	?	2021
Depreciation charge of right-of-use assets	?	?	?
Properties	924		608
Vehicles	945	?	1,282
?	1,869	?	1,890
Interest expense	430	?	355
Foreign exchange differences	(140)	?	32
Expenses relating to short-term leases and leases of low-value assets are immaterial.	?	?	?
?	?	?	?

The total cash outflow for leases in 2022 and 2021 was $2 million and $1.9 million respectively.

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In March 2022, the Company entered into a lease agreement for the U.S. offices it uses. The agreement will expire on July 31, 2034. There were no extension options that took in the account in the calculation of the recognized right-of-use asset and lease liability. The projected yearly rental for the first four years is approximately $400,000 per year and for the next 8 years are approximately $900,000 per year. The weighted average lessee’s incremental annual borrowing rate applied to the lease liabilities was 9.9%.

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